Note 14 - Income Taxes (Details) - Effective Tax Rate Reconciliation	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Tax Rate Reconciliation [Abstract]
U.S. federal statutory tax rate	34.00%	34.00%
State income taxes, net of federal benefit	(3.20%)
U.S. vs. foreign tax rate differential	(13.90%)	(9.40%)
Nontaxable bargain purchase gain	38.10%
Equity-based compensation	(19.20%)
Other	(0.20%)
Change in valuation allowance	(35.80%)	(24.90%)
Effective tax rate	(0.20%)	(0.30%)